S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Sep. 23, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Albert Cha, M.D., Ph.D.
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Chief Executive Officer